VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.4%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 305	$ 245
2.500%, 2/15/46	849	674
3.000%, 8/15/48	485	424
1.250%, 5/15/50	145	84
1.375%, 8/15/50	595	358
1.875%, 2/15/51	470	321
2.000%, 8/15/51	50	35
2.250%, 2/15/52	50	37
U.S. Treasury Notes
0.375%, 7/31/27	100	87
1.250%, 8/15/31	50	42
Total U.S. Government Securities (Identified Cost $2,854)		2,307

Municipal Bonds—2.2%
California—0.6%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	265	260
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	65	47
University of California, Series B-A, Taxable 4.428%, 5/15/48	75	67
		374

Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	175	171
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	90	86
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	10	8
New York—0.6%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	210	232
New York State Environmental Facilities Corp. Revenue Taxable 5.000%, 6/15/51	175	194
		426

Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	70	56
State of Texas, General Obligation Taxable 3.211%, 4/1/44	25	21
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	55	43
	Par Value	Value

Texas—continued
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	$ 25	$ 24
		144

Virginia—0.4%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	135	122
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	180	167
		289

Total Municipal Bonds (Identified Cost $1,633)		1,498

Foreign Government Securities—0.1%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(1)	65	7
United Mexican States 4.750%, 3/8/44	54	46
Total Foreign Government Securities (Identified Cost $105)		53

Mortgage-Backed Securities—5.4%
Agency—0.1%
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	1	1
Pool #835144 5.000%, 10/1/35	8	8
Pool #882224 6.000%, 9/1/36	—(2)	1
Pool #914724 5.500%, 4/1/37	2	2
Pool #929637 5.500%, 6/1/38	1	1
Pool #940524 5.500%, 7/1/37	5	5
Pool #949301 6.000%, 10/1/37	2	2
Pool #975097 5.000%, 6/1/38	6	6
Pool #986012 5.500%, 6/1/38	2	2
Pool #991124 5.000%, 1/1/39	2	2
Pool #994322 6.000%, 1/1/39	2	2
Pool #994383 5.500%, 11/1/38	5	5
Pool #AA4418 4.500%, 3/1/39	3	3
Pool #AA4434 5.000%, 3/1/39	3	3
Pool #AA4436 6.000%, 3/1/39	3	3
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Agency—continued
Government National Mortgage Association
Pool #385198 6.500%, 2/15/24	$ 1	$ 1
Pool #563381 6.500%, 11/15/31	5	5
		52

Non-Agency—5.3%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(4)	41	38
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(3)	94	90
2015-SFR2, C 144A 4.691%, 10/17/52(3)	110	108
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	100	93
2020-SFR2, D 144A 3.282%, 7/17/37(3)	100	94
Angel Oak Mortgage Trust 2021-8, A1 144A 1.820%, 11/25/66(3)(4)	81	67
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	21	20
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	41	38
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 5.704%, 5/15/35(3)(4)	125	121
2019-OC11, D 144A 3.944%, 12/9/41(3)(4)	80	66
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	23	20
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	29	26
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	70	64
CoreVest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(3)	36	34
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 5.664%, 5/15/36(3)(4)	100	99
Credit Suisse Mortgage Capital Trust
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	53	46
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(4)	40	34
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	100	91
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	115	104
2021-SFR1, D 144A 2.189%, 8/17/38(3)	75	64
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(3)(4)	4	4
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	10	10
	Par Value	Value

Non-Agency—continued
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	$ 80	$ 67
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	19	18
2017-5, A1 144A 3.300%, 10/26/48(3)(4)	25	24
MetLife Securitization Trust 2017-1A, M1 144A 3.439%, 4/25/55(3)(4)	100	89
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(3)(4)	100	87
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	225	212
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	22	20
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	38	36
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	16	14
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	21	19
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	78	72
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	59	54
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	73	69
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	45	41
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	35	31
2016-2A, A1 144A 3.750%, 11/26/35(3)(4)	45	43
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	80	65
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	8	8
Preston Ridge Partners Mortgage LLC 2021-2, A1 144A 2.115%, 3/25/26(3)(4)	59	56
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(3)	100	88
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	19	16
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	22	19
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	5	5
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(3)(4)	8	8
2021-1, A3 144A 1.560%, 7/25/61(3)(4)	33	26
Towd Point Mortgage Trust
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	145	142
2018-6, A1A 144A 3.750%, 3/25/58(3)(4)	61	59
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	110	97
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	100	89
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	$ 100	$ 86
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	100	81
2023-1, A1 144A 3.750%, 1/25/63(3)	98	93
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(3)	100	93
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	100	90
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	17	17
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	53	50
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	60	56
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(3)(4)	70	65
2020-1R, A2 144A 1.567%, 11/25/55(3)	28	25
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	40	38
		3,599

Total Mortgage-Backed Securities (Identified Cost $4,025)		3,651

Asset-Backed Securities—3.0%
Automobiles—1.6%
American Credit Acceptance Receivables Trust
2021-3, C 144A 0.980%, 11/15/27(3)	62	61
2022-1, D 144A 2.460%, 3/13/28(3)	55	51
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	85	80
Arivo Acceptance Auto Loan Receivables Trust 2022-2A, A 144A 6.900%, 1/16/29(3)	45	45
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(3)	43	43
Avis Budget Rental Car Funding AESOP LLC (AESOP) 2022-5A, A 144A 6.120%, 4/20/27(3)	42	43
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	17	17
2021-N2, C 1.070%, 3/10/28	26	23
CPS Auto Receivables Trust 2019-D, E 144A 3.860%, 10/15/25(3)	60	58
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(3)	51	51
Exeter Automobile Receivables Trust 2018-4A, D 144A 4.350%, 9/16/24(3)	15	15
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(3)	55	52
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(3)	75	72
	Par Value	Value

Automobiles—continued
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(3)	$ 45	$ 42
GLS Auto Receivables Issuer Trust
2022-2A, D 144A 6.150%, 4/17/28(3)	50	49
2023-1A, B 144A 6.190%, 6/15/27(3)	49	50
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(3)	71	69
Santander Drive Auto Receivables Trust 2022-7, A2 5.810%, 1/15/26	84	84
Tricolor Auto Securitization Trust 2023-1A, B 144A 6.840%, 11/16/26(3)	50	50
United Auto Credit Securitization Trust 2021-1, C 144A 0.840%, 6/10/26(3)	12	12
Westlake Automobile Receivables Trust
2020-3A, C 144A 1.240%, 11/17/25(3)	55	54
2023-1A, C 144A 5.740%, 8/15/28(3)	50	50
		1,071

Consumer Loans—0.0%
SoFi Consumer Loan Program Trust 2022-1S, A 144A 6.210%, 4/15/31(3)	24	24
Credit Card—0.1%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	60	56
Other—1.3%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(3)	57	54
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	95	87
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	73	64
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	23	22
BXG Receivables Note Trust 2017-A, A 144A 2.950%, 10/4/32(3)	31	30
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	49	42
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(3)	50	51
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	90	82
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(3)	11	11
2020-1, B 144A 1.920%, 11/15/27(3)	65	63
2023-1, A2 144A 5.990%, 3/15/32(3)	40	40
Hilton Grand Vacations Trust 2022-2A, C 144A 5.570%, 1/25/37(3)	49	48
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	79	74
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(3)	34	34
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(3)	$ 44	$ 40
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(3)	45	42
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(3)	8	8
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	26	24
Pawneee Equipment Receivables Series LLC 2022-1, B 144A 5.400%, 7/17/28(3)	45	44
		860

Total Asset-Backed Securities (Identified Cost $2,091)		2,011

Corporate Bonds and Notes—9.1%
Communication Services—0.5%
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	45	25
Sprint Capital Corp. 8.750%, 3/15/32	5	6
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	200	199
T-Mobile USA, Inc. 3.875%, 4/15/30	35	33
Verizon Communications, Inc. 2.550%, 3/21/31	36	31
Vodafone Group plc 5.625%, 2/10/53	65	64
		358

Consumer Discretionary—0.2%
Brunswick Corp. 2.400%, 8/18/31	46	35
Ford Motor Co.
3.250%, 2/12/32	26	20
4.750%, 1/15/43	15	12
General Motors Financial Co., Inc. 1.250%, 1/8/26	70	63
MDC Holdings, Inc. 3.966%, 8/6/61	25	15
		145

Consumer Staples—0.3%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(3)	19	19
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	65	63
BAT Capital Corp. 7.750%, 10/19/32	72	80
Church & Dwight Co., Inc. 5.000%, 6/15/52	60	60
		222

Energy—0.4%
BP Capital Markets plc 4.875% (5)	45	41
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	25	22
	Par Value	Value

Energy—continued
Enbridge, Inc. 7.625%, 1/15/83	$ 50	$ 49
EQM Midstream Partners LP 144A 7.500%, 6/1/30(3)	35	34
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	65	53
Kinder Morgan, Inc.
4.300%, 6/1/25	45	44
7.750%, 1/15/32	25	29
		272

Financials—3.3%
Allstate Corp. (The) Series B 5.750%, 8/15/53	145	141
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	80	77
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	65	51
Bank of America Corp.
2.687%, 4/22/32	200	167
2.482%, 9/21/36	100	76
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	40	43
Series G 4.700%(5)	65	62
Blackstone Private Credit Fund 2.625%, 12/15/26	39	33
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	35	26
Brighthouse Financial, Inc. 5.625%, 5/15/30	47	45
Brookfield Finance, Inc. 3.900%, 1/25/28	115	107
Capital One Financial Corp. 2.359%, 7/29/32	73	52
Charles Schwab Corp. (The) Series H 4.000% (5)	70	55
Citadel LP 144A 4.875%, 1/15/27(3)	65	63
Citigroup, Inc.
3.980%, 3/20/30	165	154
6.270%, 11/17/33	45	49
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(3)	70	62
Discover Financial Services 6.700%, 11/29/32	50	52
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	70	60
6.450%, 5/1/36	35	37
JPMorgan Chase & Co.
5.717%, 9/14/33	40	41
1.953%, 2/4/32	150	121
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	25	20
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	30	24
Lincoln National Corp. (3 month LIBOR + 2.040%) 6.848%, 4/20/67(4)	67	45
MetLife, Inc. Series G 3.850% (5)	55	48
Morgan Stanley 6.375%, 7/24/42	100	113
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
OWL Rock Core Income Corp. 4.700%, 2/8/27	$ 32	$ 29
Prudential Financial, Inc.
5.625%, 6/15/43	65	64
6.000%, 9/1/52	10	9
6.750%, 3/1/53	35	34
State Street Corp.
4.164%, 8/4/33	60	56
4.821%, 1/26/34	36	36
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	55	45
Wells Fargo & Co.
4.897%, 7/25/33	25	24
Series BB 3.900%(5)	95	84
		2,205

Health Care—0.6%
Amgen, Inc.
5.250%, 3/2/33	21	22
5.650%, 3/2/53	16	17
Bio-Rad Laboratories, Inc.
3.300%, 3/15/27	32	30
3.700%, 3/15/32	10	9
CVS Health Corp. 4.300%, 3/25/28	45	44
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	70	62
HCA, Inc. 5.250%, 6/15/49	70	63
Illumina, Inc. 2.550%, 3/23/31(6)	77	64
Universal Health Services, Inc. 2.650%, 1/15/32	80	62
		373

Industrials—0.8%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(3)	60	58
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	55	52
Boeing Co. (The) 5.930%, 5/1/60	18	18
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	53	44
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	60	50
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 7/30/27	54	50
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	86	74
Regal Rexnord Corp. 144A 6.400%, 4/15/33(3)	84	84
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	45	42
Sempra Global 144A 3.250%, 1/15/32(3)	58	48
TransDigm, Inc. 144A 6.250%, 3/15/26(3)	25	25
		545

	Par Value	Value

Information Technology—0.9%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(3)	$ 20	$ 18
144A 4.000%, 7/1/29(3)	35	32
CDW LLC 3.569%, 12/1/31	61	52
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(3)	20	17
Dell International LLC 8.100%, 7/15/36	50	58
Entegris Escrow Corp. 144A 4.750%, 4/15/29(3)	45	43
HP, Inc. 5.500%, 1/15/33	55	54
Kyndryl Holdings, Inc. 2.700%, 10/15/28	37	31
Leidos, Inc. 2.300%, 2/15/31	80	65
Motorola Solutions, Inc. 4.600%, 5/23/29	135	131
Oracle Corp.
6.250%, 11/9/32	25	27
5.550%, 2/6/53	20	19
3.850%, 4/1/60	10	7
TD SYNNEX Corp. 2.375%, 8/9/28	60	50
		604

Materials—0.5%
ArcelorMittal S.A. 6.800%, 11/29/32	40	42
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)	65	61
Celanese U.S. Holdings LLC 3.500%, 5/8/24	70	68
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(3)	30	29
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	75	63
International Flavors & Fragrances, Inc.
144A 2.300%, 11/1/30(3)	30	24
144A 3.468%, 12/1/50(3)	15	10
		297

Real Estate—1.0%
EPR Properties 4.750%, 12/15/26	120	105
GLP Capital LP
5.750%, 6/1/28	100	97
3.250%, 1/15/32	6	5
Kite Realty Group Trust 4.750%, 9/15/30	70	63
MPT Operating Partnership LP
4.625%, 8/1/29	10	7
3.500%, 3/15/31	30	20
Office Properties Income Trust 4.500%, 2/1/25	135	117
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	65	49
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	103
Service Properties Trust 4.500%, 3/15/25	70	64
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Real Estate—continued
VICI Properties LP
4.950%, 2/15/30	$ 30	$ 28
5.125%, 5/15/32	40	38
		696

Utilities—0.6%
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(3)	65	62
Exelon Corp. 5.600%, 3/15/53	65	66
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(3)	45	47
NRG Energy, Inc. 144A 7.000%, 3/15/33(3)	60	62
Puget Energy, Inc.
2.379%, 6/15/28	39	34
4.224%, 3/15/32	27	25
Southern Co. (The) Series 21-A 3.750%, 9/15/51	69	58
Vistra Corp. 144A 8.000% (3)(5)	45	42
		396

Total Corporate Bonds and Notes (Identified Cost $6,732)		6,113

Leveraged Loans—0.8%
Aerospace—0.1%
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.407%, 6/7/28(4)	31	31
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.213%, 6/21/27(4)	17	18
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.148%, 8/24/28(4)	21	21
		70

Chemicals—0.1%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.657%, 11/8/27(4)	69	68
Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1-3 month LIBOR + 2.250%) 7.120% - 7.230%, 2/11/28(4)	14	14
Energy—0.0%
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.063%, 10/5/28(4)	25	24
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(7)(8)	—(2)	—
Whitewater Whistler Holdings LLC (3 month Term SOFR + 3.850%) 8.657%, 2/15/30(4)	5	5
		29

Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 6.590%, 3/11/25(4)	15	15
	Par Value	Value

Food / Tobacco—continued
Del Monte Foods, Inc. (1 month LIBOR + 1.750%) 0.000%, 5/16/29(4)(9)	$ 15	$ 15
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 7.075%, 8/3/25(4)	22	22
		52

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 6.510%, 7/1/26(4)	33	33
Gaming / Leisure—0.1%
Hilton Worldwide Finance LLC Tranche B-2 (1 month Term SOFR + 1.750%) 6.642%, 6/22/26(4)	20	20
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 7.100%, 2/8/27(4)	20	19
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.570%, 4/29/26(4)	19	19
		58

Health Care—0.0%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 7.438%, 1/4/26(4)	15	15
Housing—0.0%
Standard Industries, Inc. (1 month LIBOR + 2.250%) 7.116%, 9/22/28(4)	21	21
Information Technology—0.1%
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 2.250%) 7.090%, 9/21/28(4)	20	19
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 3.250%) 8.057%, 11/9/29(4)	15	15
Open Text Corp. (1 month Term SOFR + 3.600%) 8.407%, 1/31/30(4)	15	15
		49

Manufacturing—0.0%
NCR Corp. (3 month LIBOR + 2.500%) 7.330%, 8/28/26(4)	19	19
Media / Telecom - Broadcasting—0.0%
Nexstar Media, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 7.340%, 9/18/26(4)	11	11
Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 6.600%, 4/11/25(4)	38	38
Transportation - Automotive—0.1%
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.656% - 7.870%, 2/28/30(4)	30	30
Total Leveraged Loans (Identified Cost $504)		507

See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value
Preferred Stocks—0.2%
Financials—0.1%
JPMorgan Chase & Co. Series HH, 4.600%	15(10)	$ 14
MetLife, Inc. Series D, 5.875%	40(10)	37
Truist Financial Corp. Series Q, 5.100%	45(10)	39
		90

Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.196%(4)	41(10)	41
Total Preferred Stocks (Identified Cost $140)		131

Common Stocks—74.2%
Communication Services—5.3%
Adevinta ASA Class B(11)	21,125	150
Auto Trader Group plc	71,844	546
Baltic Classifieds Group plc	263,006	503
Dayamitra Telekomunikasi PT	6,944,000	327
Infrastrutture Wireless Italiane SpA	12,388	163
New Work SE	1,644	298
Rightmove plc	69,781	484
Trade Desk, Inc. (The) Class A(11)	18,289	1,114
		3,585

Consumer Discretionary—13.1%
Airbnb, Inc. Class A(11)	6,698	833
Allegro.eu S.A.(11)	42,507	289
Amazon.com, Inc.(11)	17,678	1,826
AutoZone, Inc.(11)	281	691(2)
Home Depot, Inc. (The)	2,497	737
Marriott International, Inc. Class A	6,351	1,054
Max Stock Ltd.	61,367	120
MercadoLibre, Inc.(11)	593	782
Mercari, Inc.(11)	17,300	305
NIKE, Inc. Class B	10,842	1,330
Ross Stores, Inc.	7,043	747
Victorian Plumbing Group plc	148,790	145
		8,859

Consumer Staples—4.7%
Anhui Gujing Distillery Co., Ltd. Class B	8,800	157
Estee Lauder Cos., Inc. (The) Class A	3,235	797
Heineken Malaysia Bhd	41,100	247
McCormick & Co., Inc. Non-voting Shares	8,063	671
Monster Beverage Corp.(11)	17,152	927
PepsiCo, Inc.	2,053	374
		3,173

Energy—2.4%
Devon Energy Corp.	5,199	263
Hess Corp.	3,237	429
Pason Systems, Inc.	13,634	122
Pioneer Natural Resources Co.	2,160	441
Schlumberger N.V.	6,859	337
		1,592

Financials—11.7%
Bank of America Corp.	28,834	825
	Shares	Value

Financials—continued
Block, Inc. Class A(11)	9,554	$ 656
FinecoBank Banca Fineco SpA	17,372	266
Gruppo MutuiOnline SpA	10,101	286
Hargreaves Lansdown plc	14,967	148
Hypoport SE(11)	1,570	216
MarketAxess Holdings, Inc.	1,941	759
Mortgage Advice Bureau Holdings Ltd.	33,989	311
Multi Commodity Exchange of India Ltd.	2,174	40
Nordnet AB publ	7,041	116
Progressive Corp. (The)	7,205	1,031
S&P Global, Inc.	1,753	604
Visa, Inc. Class A	11,513	2,596
VNV Global AB(11)	17,779	35
		7,889

Health Care—7.0%
Danaher Corp.	4,678	1,179
Eli Lilly & Co.	982	337
Haw Par Corp., Ltd.	58,000	425
HealthEquity, Inc.(11)	5,344	314
IDEXX Laboratories, Inc.(11)	963	482
Mettler-Toledo International, Inc.(11)	321	491
Nakanishi, Inc.	4,500	90
Zoetis, Inc. Class A	8,514	1,417
		4,735

Industrials—9.0%
Boa Vista Servicos S.A.	217,011	324
CAE, Inc.(11)	12,403	280
CoStar Group, Inc.(11)	13,487	929
Enento Group Oyj(11)	6,955	124
Equifax, Inc.	3,472	704
Fair Isaac Corp.(11)	1,419	997
Haitian International Holdings Ltd.	136,981	355
HeadHunter Group plc ADR(7)(11)	12,236	—(2)
Howden Joinery Group plc	33,340	287
Knorr-Bremse AG	4,667	310
Meitec Corp.	15,000	269
MTU Aero Engines AG	1,740	435
S-1 Corp.	7,680	326
Uber Technologies, Inc.(11)	23,111	733
		6,073

Information Technology—19.0%
Accenture plc Class A	3,205	916
Alten S.A.	2,855	455
Amphenol Corp. Class A	19,834	1,621
BILL Holdings, Inc.(11)	8,224	667
Bouvet ASA	44,912	276
Brockhaus Technologies AG(11)	4,819	118
DocuSign, Inc. Class A(11)	4,296	250
FDM Group Holdings plc	19,343	173
MongoDB, Inc. Class A(11)	3,094	721
NVIDIA Corp.	10,986	3,052
Paycom Software, Inc.(11)	5,506	1,674
Roper Technologies, Inc.	2,228	982
Snowflake, Inc. Class A(11)	4,835	746
Workday, Inc. Class A(11)	5,668	1,171
		12,822

See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Materials—1.2%
Corp. Moctezuma SAB de C.V.	76,431	$ 255
Ecolab, Inc.	3,265	540
		795

Real Estate—0.8%
Prologis, Inc.	4,434	553
Total Common Stocks (Identified Cost $34,538)		50,076

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(7)(11)	1,084	1
Total Rights (Identified Cost $1)		1

Warrant—0.0%
Financials—0.0%
VNV Global AB, 08/10/23(11)	12,500	—(2)
Total Warrant (Identified Cost $—)		—

Total Long-Term Investments—98.4% (Identified Cost $52,623)		66,348

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(12)(13)	63,386	64
Total Securities Lending Collateral (Identified Cost $63)		64

TOTAL INVESTMENTS—98.5% (Identified Cost $52,686)		$66,412
Other assets and liabilities, net—1.5%		1,035
NET ASSETS—100.0%		$67,447

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Amount is less than $500.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $6,694 or 9.9% of net assets.
(4)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	All or a portion of security is on loan.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after March 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	83%
United Kingdom	4
Germany	2
Brazil	2
Italy	1
Japan	1
Canada	1
Other	6
Total	100%
† % of total investments as of March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$2,011	$—	$2,011	$—
Corporate Bonds and Notes	6,113	—	6,113	—
Foreign Government Securities	53	—	53	—
Leveraged Loans	507	—	507	—(1)
Mortgage-Backed Securities	3,651	—	3,651	—
Municipal Bonds	1,498	—	1,498	—
U.S. Government Securities	2,307	—	2,307	—
Equity Securities:
Common Stocks	50,076	47,535	2,541	—(2)
Preferred Stocks	131	—	131	—
Rights	1	—	—	1
Warrant	—(2)	—(2)	—	—
Securities Lending Collateral	64	64	—	—
Total Investments	$66,412	$47,599	$18,812	$1

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. TheSeries’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Seriescalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.